Segment and Geographic Information - Revenue By Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of operating segments [line items]
Revenue	$ 6,633.2	$ 6,142.7	[1]	$ 6,046.6	[1]
ATS
Disclosure of operating segments [line items]
Revenue	$ 2,209.7	$ 1,958.6		$ 1,954.2
Percentage of entity's revenue	33.00%	32.00%		32.00%
CCS
Disclosure of operating segments [line items]
Revenue	$ 4,423.5	$ 4,184.1		$ 4,092.4
Percentage of entity's revenue	67.00%	68.00%		68.00%

[1]	Certain prior period figures have been restated to reflect the adoption of IFRS 15 (see note 2)